Pacer Trendpilot US Bond ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.3%
Advertising - 0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	$4,890,000	$5,048,876
Aerospace/Defense - 1.0%
TransDigm, Inc.
6.250%, 03/15/2026 (a)	4,795,000	5,063,017
Agriculture - 0.4%
Vector Group Ltd.
6.125%, 02/01/2025 (a)	2,130,000	2,162,610
Airlines - 1.2%
American Airlines, Inc.
11.750%, 07/15/2025 (a)	5,315,000	6,173,904
Apparel - 1.0%
Under Armour, Inc.
3.250%, 06/15/2026 (a)	5,275,000	5,296,944
Auto Manufacturers - 2.7%
Allison Transmission, Inc.
5.875%, 06/01/2029 (a)	720,000	794,617
Ford Motor Co.
9.625%, 04/22/2030 (a)	5,695,000	8,080,030
Navistar International Corp.
9.500%, 05/01/2025 (a)	5,010,000	5,586,300
		14,460,947
Auto Parts & Equipment - 1.8%
Adient US LLC
9.000%, 04/15/2025 (a)	3,350,000	3,752,000
The Goodyear Tire & Rubber Co.
5.000%, 05/31/2026 (a)	5,800,000	5,940,940
		9,692,940
Beverages - 0.5%
Primo Water Holdings, Inc.
5.500%, 04/01/2025 (a)	2,415,000	2,491,217
Building Materials - 1.1%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	5,335,000	5,748,462
Chemicals - 2.4%
Olin Corp.
5.625%, 08/01/2029 (a)	5,425,000	5,818,340
The Chemours Co.
7.000%, 05/15/2025 (a)	3,500,000	3,621,625
Tronox, Inc.
6.500%, 04/15/2026 (a)	3,410,000	3,520,825
		12,960,790
Commercial Services - 6.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	5,900,000	6,327,455
APX Group, Inc.
6.750%, 02/15/2027 (a)	3,795,000	4,046,419
Gartner, Inc.
4.500%, 07/01/2028 (a)	5,850,000	6,177,307
Service Corp International/US
5.125%, 06/01/2029 (a)	4,825,000	5,318,598
The ADT Security Corp.
4.875%, 07/15/2032 (a)	5,410,000	5,863,087
United Rentals North America, Inc.
4.000%, 07/15/2030 (a)	5,355,000	5,656,219
		33,389,085
Computers - 0.2%
NCR Corp.
5.750%, 09/01/2027 (a)	1,215,000	1,278,028
Cosmetics/Personal Care - 0.5%
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	2,620,000	2,806,321
Distribution/Wholesale - 1.2%
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)	5,790,000	6,124,662
Diversified Financial Services - 3.0%
Navient Corp.
5.000%, 03/15/2027 (a)	5,470,000	5,566,436
5.625%, 08/01/2033 (a)	5,070,000	4,852,877
OneMain Finance Corp.
5.375%, 11/15/2029 (a)	5,170,000	5,699,925
		16,119,238
Electric - 2.7%
NRG Energy, Inc.
5.250%, 06/15/2029 (a)	3,880,000	4,276,982
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	3,755,000	3,977,258
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a)	5,625,000	5,947,313
		14,201,553
Entertainment - 4.8%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	4,250,000	4,425,312
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	2,700,000	2,825,685
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	3,725,000	3,749,213
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)	2,800,000	2,889,068
Six Flags Theme Parks, Inc.
7.000%, 07/01/2025 (a)	3,065,000	3,308,284
Vail Resorts, Inc.
6.250%, 05/15/2025 (a)	2,600,000	2,765,750
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/2029 (a)	5,625,000	5,814,844
		25,778,156
Environmental Control - 0.6%
Harsco Corp.
5.750%, 07/31/2027 (a)	3,110,000	3,228,569
Food - 3.1%
B&G Foods, Inc.
5.250%, 04/01/2025 (a)	1,300,000	1,338,441
Post Holdings, Inc.
5.500%, 12/15/2029 (a)	5,280,000	5,741,974
Simmons Foods, Inc.
5.750%, 11/01/2024 (a)	4,325,000	4,449,344
US Foods, Inc.
6.250%, 04/15/2025 (a)	4,795,000	5,125,591
		16,655,350
Food Service - 1.1%
Aramark Services, Inc.
5.000%, 02/01/2028 (a)	5,655,000	5,902,406
Forest Products & Paper - 0.6%
Mercer International, Inc.
5.500%, 01/15/2026 (a)	3,000,000	3,080,895
Healthcare-Services - 2.9%
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)	800,000	844,352
HCA, Inc.
5.875%, 05/01/2023 (a)	5,375,000	5,885,625
MEDNAX, Inc.
6.250%, 01/15/2027 (a)	2,050,000	2,196,103
Select Medical Corp.
6.250%, 08/15/2026 (a)	5,870,000	6,289,177
		15,215,257
Home Builders - 1.4%
MDC Holdings, Inc.
6.000%, 01/15/2043 (a)	5,460,000	7,408,538
Housewares - 1.1%
Newell Brands, Inc.
4.700%, 04/01/2026 (a)	5,255,000	5,827,427
Insurance - 1.1%
Radian Group, Inc.
6.625%, 03/15/2025 (a)	5,375,000	6,071,331
Internet - 1.6%
GrubHub Holdings, Inc.
5.500%, 07/01/2027 (a)	2,060,000	2,170,725
Netflix, Inc.
5.875%, 02/15/2025 (a)	5,495,000	6,434,865
		8,605,590
Investment Companies - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024 (a)	5,680,000	5,987,941
Iron/Steel - 1.3%
Cleveland-Cliffs, Inc.
9.875%, 10/17/2025 (a)	5,945,000	6,977,944
Lodging - 0.7%
Marriott Ownership Resorts, Inc. / ILG LLC
6.500%, 09/15/2026 (a)	2,950,000	3,073,546
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (a)	750,000	769,219
		3,842,765
Machinery-Construction & Mining - 0.6%
Terex Corp.
5.625%, 02/01/2025 (a)	3,180,000	3,261,488
Media - 10.3%
AMC Networks, Inc.
4.750%, 08/01/2025 (a)	3,425,000	3,532,905
Cumulus Media New Holdings, Inc.
6.750%, 07/01/2026 (a)	3,900,000	3,965,188
DISH DBS Corp.
5.875%, 11/15/2024 (a)	5,350,000	5,551,882
Gray Television, Inc.
7.000%, 05/15/2027 (a)	5,275,000	5,771,905
iHeartCommunications, Inc.
4.750%, 01/15/2028 (a)	4,175,000	4,270,774
Liberty Interactive LLC
8.250%, 02/01/2030 (a)	4,345,000	4,988,603
Nexstar Broadcasting, Inc.
5.625%, 07/15/2027 (a)	5,950,000	6,324,999
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (a)	4,480,000	4,624,704
Sirius XM Radio, Inc.
5.500%, 07/01/2029 (a)	5,345,000	5,837,782
TEGNA, Inc.
4.625%, 03/15/2028 (a)	5,500,000	5,585,938
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	4,775,000	4,809,858
		55,264,538
Mining - 2.4%
Arconic Corp.
6.000%, 05/15/2025 (a)	2,725,000	2,935,588
Compass Minerals International, Inc.
6.750%, 12/01/2027 (a)	2,800,000	3,007,732
Freeport-McMoRan, Inc.
5.450%, 03/15/2043 (a)	5,435,000	6,803,859
		12,747,179
Miscellaneous Manufacturing - 0.4%
Koppers, Inc.
6.000%, 02/15/2025 (a)	2,300,000	2,367,562
Oil & Gas - 6.3%
Apache Corp.
4.375%, 10/15/2028 (a)	3,550,000	3,555,325
Continental Resources, Inc./OK
4.500%, 04/15/2023 (a)	910,000	935,635
EQT Corp.
7.875%, 02/01/2025 (a)	4,000,000	4,719,380
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	3,200,000	3,387,072
Matador Resources Co.
5.875%, 09/15/2026 (a)	3,070,000	2,935,687
Occidental Petroleum Corp.
2.900%, 08/15/2024 (a)	2,435,000	2,352,819
PDC Energy, Inc.
5.750%, 05/15/2026 (a)	2,775,000	2,830,444
Range Resources Corp.
9.250%, 02/01/2026 (a)	3,215,000	3,507,694
Southwestern Energy Co.
7.500%, 04/01/2026 (a)	4,820,000	5,043,166
WPX Energy, Inc.
4.500%, 01/15/2030 (a)	4,210,000	4,466,810
		33,734,032
Oil & Gas Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	1,120,000	1,145,911
Packaging & Containers - 2.5%
Ball Corp.
5.000%, 03/15/2022 (a)	3,890,000	4,070,594
Berry Global, Inc.
4.500%, 02/15/2026 (a)	1,090,000	1,113,789
Crown Americas LLC / Crown Americas Capital Corp VI
4.750%, 02/01/2026 (a)	1,000,000	1,039,350
LABL Escrow Issuer LLC
6.750%, 07/15/2026 (a)	3,720,000	4,006,719
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (a)	3,110,000	3,149,528
		13,379,980
Pharmaceuticals - 2.2%
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (a)	5,370,000	5,966,687
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	5,495,000	5,917,456
		11,884,143
Pipelines - 4.6%
DCP Midstream Operating LP
5.375%, 07/15/2025 (a)	2,025,000	2,169,939
EnLink Midstream Partners LP
4.150%, 06/01/2025 (a)	3,050,000	2,973,750
EQM Midstream Partners LP
5.500%, 07/15/2028 (a)	4,370,000	4,535,492
NuStar Logistics LP
5.625%, 04/28/2027 (a)	2,370,000	2,492,944
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (a)	3,105,000	3,343,697
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 09/15/2024 (a)	994,000	1,014,203
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027 (a)	2,120,000	2,284,300
Western Midstream Operating LP
6.000%, 02/01/2050 (a)	5,045,000	5,684,656
		24,498,981
Real Estate - 1.2%
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (a)	3,340,000	3,643,356
The Howard Hughes Corp.
5.375%, 03/15/2025 (a)	2,775,000	2,867,990
		6,511,346
REITS - 4.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/2026 (a)	5,050,000	5,261,469
Diversified Healthcare Trust
4.750%, 02/15/2028 (a)	4,600,000	4,611,500
ESH Hospitality, Inc.
5.250%, 05/01/2025 (a)	2,455,000	2,507,721
Iron Mountain, Inc.
5.625%, 07/15/2032 (a)	3,825,000	4,136,221
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	4,520,000	4,385,892
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)	3,400,000	3,682,625
Service Properties Trust
5.000%, 08/15/2022 (a)	900,000	909,000
		25,494,428
Retail - 3.1%
L Brands, Inc.
6.750%, 07/01/2036 (a)	5,460,000	6,248,287
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, 06/01/2024 (a)	3,063,000	3,110,890
The Gap Inc.
8.375%, 05/15/2023 (a)	1,250,000	1,439,850
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	5,525,000	5,938,823
		16,737,850
Semiconductors - 0.5%
Amkor Technology, Inc.
6.625%, 09/15/2027 (a)	2,535,000	2,763,150
Software - 1.4%
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	5,585,000	5,928,254
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	1,648,000	1,766,450
		7,694,704
Telecommunications - 7.8%
CommScope Technologies LLC
5.000%, 03/15/2027 (a)	3,655,000	3,629,872
Embarq Corp.
7.995%, 06/01/2036 (a)	5,820,000	7,163,401
Lumen Technologies, Inc.
7.600%, 09/15/2039 (a)	5,790,000	7,169,873
Plantronics, Inc.
5.500%, 05/31/2023 (a)	2,950,000	2,970,252
T-Mobile USA, Inc.
4.750%, 02/01/2028 (a)	5,460,000	5,838,651
United States Cellular Corp.
6.700%, 12/15/2033 (a)	5,771,000	7,476,330
Viasat, Inc.
5.625%, 04/15/2027 (a)	1,605,000	1,690,266
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)	5,505,000	5,584,134
		41,522,779
Toys/Games/Hobbies - 0.6%
Mattel, Inc.
5.875%, 12/15/2027 (a)	2,765,000	3,054,233
Transportation - 1.1%
XPO Logistics, Inc.
6.250%, 05/01/2025 (a)	5,635,000	6,057,625
TOTAL CORPORATE BONDS (Cost $507,942,924)		525,720,692

SHORT-TERM INVESTMENTS - 0.8%
Money Market Deposit Accounts - 0.8%
U.S. Bank Money Market Deposit Account, 0.005% (b)	4,197,789	4,197,789
TOTAL SHORT-TERM INVESTMENTS (Cost $4,197,789)		4,197,789

Total Investments (Cost $512,140,713) - 99.1%		529,918,481
Other Assets in Excess of Liabilities - 0.9%		4,553,467
TOTAL NET ASSETS - 100.0%		$534,471,948

Percentages are stated as a percent of net assets.
(a)
Restricted security as defined in  Rule 144(a) of the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buysers. At January 31, 2021, the market value of these securities total $305,756,984, which represent 57.21% of total net assets.

(b)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ -	$ 525,720,692	$ -	$ -	$ 525,720,692
Short-Term Investments	4,197,789	-	-	-	4,197,789
Total Investments in Securities	$ 4,197,789	$ 525,720,692	$ -	$ -	$ 529,918,481
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.